Restricted Net Assets - Additional Information (Detail) (Subsidiaries, USD $)	Dec. 31, 2012
Subsidiaries
Restricted net assets	$ 32,979,791
Retained earnings unavailable for distribution as a normal dividend	$ 20,336,734